                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               --------------------

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        NewBridge Partners, LLC
             ----------------------------------------
Address:     535 Madison Avenue, 14th Floor
             ----------------------------------------
             New York, New York 10022
             ----------------------------------------

             ----------------------------------------

Form 13F File Number: 28-5523
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kathy T. Abramson
           --------------------------------------
Title:     Chief Financial Officer
           --------------------------------------
Phone:     (212) 745-1000
           --------------------------------------

Signature, Place, and Date of Signing:

/s/ Kathy T. Abramson        New York, New York          August 7, 2001
------------------------     -------------------         ----------------
    [Signature]             [City, State]                [Date]


Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0
                                           -----------------
Form 13F Information Table Entry Total:     99
                                           -----------------
Form 13F Information Table Value Total:     $3,841,973
                                           -----------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


        No.            Form 13F File Number             Name

        None           28-
        ----               ---------------              ------------------

        [Repeat as necessary.]

NewBridge Partners, LLC
Form 13F Information Table

For the quarter ended June 30, 2001

        COLUMN 1           COLUMN 2   COLUMN 3  COLUMN 4  COLUMN 5     COLUMN 6               COLUMN 7  COLUMN 8
        --------           --------   --------  --------  --------     --------               --------  --------

                                                                      INVESTMENT
                                                                      DISCRETION                            VOTING  AUTHORITY
                                                VALUE            PUT/                            OTHER
   NAME OF ISSUER     TITLE OF CLASS  CUSIP    (x$1000)   SHRS   CALL   SOLE    SHARED   OTHER  MANAGERS   SOLE    SHARED    NONE
   --------------     --------------  -----    --------   ----   ----   ----    ------   -----  --------   ----    ------    ----
A E S CORP COM            COMMON   00130H105   91,942  2,135,692     2,128,617    485    6,590        1,314,144    3,715   817,833
A O L TIME WARNER         COMMON   00184A105  341,746  6,448,043     6,403,803   2,450   41,790       3,578,492    60,996  2,808,555
ABBOTT LABS               COMMON   002824100   1,247    25,974        17,974       0     8,000           0           0      25,974
AMERICAN HOME PRODS C     COMMON   026609107    652     11,150        10,150       0     1,000           0           0      11,150
AMERICAN INTL GROUP I     COMMON   026874107  264,558  3,076,259     3,058,864    485    16,910       2,247,225    7,293   821,741
AMERICAN TOWER CORP C     COMMON   029912201   1,295    62,660        61,545     1,115     0           46,745      1,115    14,800
AMGEN INC COM             COMMON   031162100  103,561  1,706,670     1,699,695    415    6,560        1,090,782    3,050   612,838
APPLIED MICRO CIRCUIT     COMMON   03822W109   1,568    91,178        89,578     1,600     0           66,053      1,600    23,525
AT&T CORP COM LBRTY M     COMMON   001957208    960     54,870        54,870       0       0           2,090         0      52,780
AUTOMATIC DATA PROCES     COMMON   053015103    447     9,000          9,000       0       0             0           0      9,000
BAXTER INTL INC           COMMON   071813109    206     4,210          4,210       0       0             0           0      4,210
BEA SYS INC COM           COMMON   073325102   1,285    41,845        41,125      720      0           29,580       720     11,545
BERKSHIRE HATHAWAY IN     COMMON   084670207   5,157    2,242          2,242       0       0             0           0      2,242
BERKSHIRE HATHAWAY IN     COMMON   084670108    208       3              3         0       0             0           0        3
BRISTOL MYERS SQUIBB      COMMON   110122108    688     13,164        12,428       0      736            18          0      13,146
BROADCOM CORP COM         COMMON   111320107   75,022  1,754,486     1,748,991   1,935   3,560        1,151,350    9,575   593,561
BROCADE COMMUNICATION     COMMON   111621108   58,201  1,325,755     1,321,305   2,290   2,160        861,671      7,210   456,874
CELESTICA INC SUB VTG     COMMON   15101Q108   3,779    73,375        71,780     1,595     0           50,825      1,595    20,955
CHECK POINT SOFTWARE      COMMON   M22465104   1,267    25,050        24,550      500      0           16,145       500     8,405
CIENA CORP COM            COMMON   171779101   2,860    75,273        74,078     1,195     0           39,038      1,195    35,040
CISCO SYS INC COM         COMMON   17275R102  169,010  9,286,276     9,187,626   5,150   93,500       4,849,295    63,027  4,373,954
CITIGROUP INC COM         COMMON   172967101  287,960  5,449,665     5,412,439    867    36,359       3,824,234    18,967  1,606,464
CLEAR CHANNEL COMMUNI     COMMON   184502102  164,888  2,629,797     2,626,822    490    2,485        1,880,698    6,455   742,644
COCA COLA CO              COMMON   191216100    842     18,700         4,000       0     14,700          0           0      18,700
COLGATE PALMOLIVE CO      COMMON   194162103    767     13,000           0         0     13,000          0           0      13,000
CONVERGYS CORP COM        COMMON   212485106   1,430    47,275        46,325      950      0           31,470       950     14,855
COSTCO WHOLESALE CORP     COMMON   22160K105    210     5,112          5,112       0       0             0           0      5,112
DELL COMPUTER CORP CO     COMMON   247025109    561     21,450        18,450       0     3,000         2,350         0      19,100
DISNEY WALT PRODTNS       COMMON   254687106    309     10,694        10,694       0       0             0           0      10,694
DU PONT E I DE NEMOUR     COMMON   263534109    652     13,509        13,458       51      0             0           51     13,458
E M C CORP MASS COM       COMMON   268648102  206,633  7,113,002     7,060,652   3,220   49,130       3,881,845    34,380  3,196,777
EXXON CORPORATION         COMMON   30231G102   1,937    22,176        12,120       0     10,056          0           0      22,176
FEDERAL NAT MORTGAGE      COMMON   313586109    609     7,150          7,150       0       0             0           0      7,150
FIRST DATA CORP COM       COMMON   319963104   1,276    19,865        19,515      350      0           14,365       350     5,150
FIRST NB ANCHORAGE AL     COMMON   322387101    203      180            180        0       0             0           0       180
FISHER TRANSN SVCS IN     COMMON   338034101     0      12,000        12,000       0       0             0           0      12,000
FOREST LABS INC COM       COMMON   345838106   75,456  1,062,754     1,061,964    235     555         683,209      4,555   374,990
GENENTECH INC COM NEW     COMMON   368710406  103,409  1,876,747     1,871,566    499    4,682        1,120,138    8,329   748,280
GENERAL ELEC CO           COMMON   369604103   8,414   172,604        158,204      0     14,400         110          0     172,494
GENERAL MTRS CORP CL      COMMON   370442832   2,673   131,989        129,989    2,000     0           99,834      2,000    30,155
HARLEY DAVIDSON INC C     COMMON   412822108  154,715  3,286,214     3,272,934    670    12,610       2,169,633     715    1,115,866
HARTFORD FINL SVCS GR     COMMON   416515104   1,087    15,886           0         0     15,886          0           0      15,886
HEWLETT PACKARD CO CO     COMMON   428236103     8      8,025           25         0     8,000           25          0      8,000


HOME DEPOT INC COM          COMMON    437076102  257,229  5,525,865     5,480,105  1,045   44,715       3,509,406  18,860  1,997,599
HUNTINGTON BANCSHARES       COMMON    446150104   1,486    90,876        90,876      0       0             0         0      90,876
I B M                       COMMON    459200101   6,735    59,600        23,600      0     36,000         100        0      59,500
INSIGHT ENTERPRISES I       COMMON    45765U103    372     15,187        15,187      0       0             0         0      15,187
INTEL CORP COM              COMMON    458140100   2,512    85,865        85,765      0      100          17,965      0      67,900
ITT INDS INC IND COM        COMMON    450911102    351     7,943            0        0     7,943           0         0      7,943
J D S UNIPHASE CORP C       COMMON    46612J101   48,075  3,846,003     3,836,764  4,365   4,874        2,602,557  18,540  1,224,906
J.P. MORGAN CHASE & C       COMMON    46625H100    363     8,150          2,600      0     5,550           0         0      8,150
JACO ELECTRS INC COM        COMMON    469783104    184     30,000        30,000      0       0             0         0      30,000
JOHNSON & JOHNSON           COMMON    478160104   46,873  937,455        478,255   448,000 11,200         665     448,000  488,790
JUNIPER NETWORKS INC        COMMON    48203R104   55,046  1,769,967     1,765,792  2,160   2,015        1,149,311  4,770   615,886
LILLY, ELI AND COMPAN       COMMON    532457108    208     2,812          2,812      0       0             0         0      2,812
LOWES COS INC COM           COMMON    548661107    580     16,000        16,000      0       0             0         0      16,000
MANOR CARE INC              COMMON    564055101    633     19,927           0        0     19,927          0         0      19,927
MEDTRONIC INC COM           COMMON    585055106  250,157  5,437,018     5,409,893  1,105   26,020       3,667,636  19,020  1,750,362
MERCK & CO INC              COMMON    589331107   3,171    49,612        47,812      0     1,800           0         0      49,612
MERRILL LYNCH & CO IN       COMMON    590188108  242,950  4,100,414     4,079,999   715    19,700       2,867,403  14,180  1,218,831
METHANEX CORP COM           COMMON    59151K108    263     50,000        50,000      0       0             0         0      50,000
MICROSOFT CORP COM          COMMON    594918104   14,379  196,977        168,977     0     28,000        14,927      0     182,050
MINNESOTA MNG & MFG C       COMMON    604059105    239     2,100            0        0     2,100           0         0      2,100
MORGAN STANLEY DEAN W       COMMON    617446448    735     11,444         9,444      0     2,000         1,104       0      10,340
NASDAQ 100 TR UNIT SE       COMMON    631100104    248     5,430          5,430      0       0           1,230       0      4,200
NOKIA CORP ADR SPONSO       COMMON    654902204  165,528  7,510,364     7,476,714  3,690   29,960       4,742,424  20,830  2,747,110
NORTHERN TR CORP COM        COMMON    665859104    338     5,400            0        0     5,400           0         0      5,400
OMNICOM GROUP COM           COMMON    681919106    527     6,124          6,124      0       0             20        0      6,104
ORACLE SYS CORP             COMMON    68389X105   3,124   164,395        161,055   3,340     0          118,829    3,340    42,226
PEOPLESOFT INC COM          COMMON    712713106    369     7,500          7,500      0       0             0         0      7,500
PFIZER INC                  COMMON    717081103  218,737  5,461,610     5,429,985  1,140   30,485       3,784,579  19,185  1,657,846
PHILIP MORRIS COS INS       COMMON    718154107    327     6,450          1,650      0     4,800           0         0      6,450
PRINS RECYCLING CORP        COMMON    742544109     0      18,000        18,000      0       0           18,000      0        0
QUALCOMM INC COM            COMMON    747525103  105,049  1,796,320     1,791,750  1,075   3,495        1,207,403  7,315   581,602
REDBACK NETWORKS INC        COMMON    757209101    574     64,380        63,380    1,000     0           54,650    1,000    8,730
REPAP ENTERPRISES INC       COMMON    76026M309     0      20,000        20,000      0       0             0         0      20,000
REUTERS GROUP PLC ADR       COMMON    76132M102    249     3,200          3,200      0       0             0         0      3,200
RICHARDSON ELECTRS LT       COMMON    763165107    252     18,000        18,000      0       0             0         0      18,000
ROYAL DUTCH PETE CO N       COMMON    780257804    612     10,500           0        0     10,500          0         0      10,500
RSTK ABTOX INC SER F        FOREIGN   00386G991     0     120,387        120,387     0       0             0         0     120,387
SCHERING PLOUGH CORP        COMMON    806605101    899     24,800        23,600      0     1,200           0         0      24,800
SCHLUMBERGER                COMMON    806857108    246     4,663          2,637      0     2,026           0         0      4,663
SCHWAB CHARLES CORP N       COMMON    808513105  151,613  9,909,352     9,834,116  1,910   73,326       6,253,097  72,815  3,583,440
SIEBEL SYS INC COM          COMMON    826170102   3,378    72,019        70,619    1,400     0           49,899    1,400    20,720
SONIC SOLUTIONS COM         COMMON    835460106     24     18,000        18,000      0       0             0         0      18,000
SONUS NETWORKS INC CO       COMMON    835916107   1,416    60,635        59,480    1,155     0           42,965    1,155    16,515
SSL International PLC       FOREIGN    NO CUSIP     0      12,999        12,999      0       0             0         0      12,999
STRYKER CORP COM            COMMON    863667101    549     10,000        10,000      0       0             0         0      10,000
SUN MICROSYSTEMS INC        COMMON    866810104   4,436   282,171        279,361   2,810     0          144,615    2,810   134,746
TEXAS INSTRS INC COM        COMMON    882508104   4,045   128,424        126,824   1,600     0           84,649    1,600    42,175
TRUECROSSING TECHNOLO       MUTUAL    897854204    137     45,830        45,830      0       0             0         0      45,830
UNILEVER N V WI             COMMON    904784709    213     3,571            0        0     3,571           0         0      3,571
UNITED TECHNOLOGIES C       COMMON    913017109    318     4,336          4,336      0       0             0         0      4,336
VERITAS SOFTWARE CO C       COMMON    923436109  101,626  1,527,527     1,523,362  1,440   2,725        959,409    7,810   560,308
WAL MART STORES INC         COMMON    931142103   3,305    67,726        53,726      0     14,000         100        0      67,626
WALGREEN COMPANY            COMMON    931422109    225     6,600          1,000      0     5,600           0         0      6,600
WRIGLEY WM JR CO            COMMON    982526105   1,124    24,000           0        0     24,000          0         0      24,000
XILINX INC COM              COMMON    983919101    247     6,000          6,000      0       0             0         0      6,000